Supplementary Financial Statement Information - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Revenues [Line Items]
Revenues	$ 2,371	$ 515	$ 10,959
Revenues from licensing agreement [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenues	2,000		10,000
Revenues from the Sales of Goods [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenues	$ 371	$ 515	$ 959